GENERAL	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Syneron Medical Ltd. (the "Company") commenced its operations in July 2000. The Company and its subsidiaries (together "Group") are principally engaged in manufacture, research, development, marketing and sales worldwide, directly to end-users and also to distributors of advanced equipment for the aesthetic medical industry and systems for dermatologists, plastic surgeons and other qualified practitioners (the professional market).

The Company has wholly-owned subsidiaries in Israel, the United States, France, Germany, Spain, the United Kingdom, Swiss, Japan, Korea, Canada, Australia, Italy, Hong Kong and China. The majority Company's subsidiaries are engaged primarily in sales, marketing and support activities of its core products.

The Company generates revenues from sales of systems and from provision of services, extended warranty and consumables.

b.	Acquisitions and disposals:

1.	New Star Lasers, Inc., which conducts business as CoolTouch, Inc. ("Cooltouch" or "CT"):

On March 5, 2014 ("the Closing Date"), the Company acquired 100% outstanding shares of Cooltouch, an aesthetic technology company based in California. The consideration to acquire Cooltouch was $10,969 in cash and additional contingent consideration of up to $4,000, based on certain milestones to be achieved by the end of 2015. Cooltouch products focus on endovascular treatment of varicose veins and minimally-invasive laser assisted lipolysis. The derived goodwill from this acquisition is attributable to additional capabilities of the Group to expand its products portfolio, including products with a consumable revenue component, broaden the Company's customer base, and the ability to enter into significant new markets.

2.	Syneron China:

In November 2008, the Company entered into a joint venture (JV) agreement with Beijing Art Fact MediTech (BAFM) for the formation of Syneron China. As of December 31, 2011 the Company held 51% of the JV for a total investment of $510. The Company consolidated the JV's results and recorded the non-controlling interests in accordance with the provisions of ASC 810, "Consolidation" (ASC 810).

In August 2012, the Company entered into a share transfer agreement with BAFM to acquire its equity interest (45%) in the JV for a total amount of $2,200. Consummation of the transaction was subject to certain closing conditions, including the approval of certain governmental authorities. At the closing, the Company deposited an amount of $1,760 in escrow and shall be released upon all closing conditions met. During 2013, the Company entered into an agreement to acquire the remaining equity interest (4%) in the JV for a total amount of $156. Approvals of local authorities were received during 2013. Syneron currently holds 100% of Syneron China outstanding shares. On May 2016, the escrow was released and an amount of $1,088 paid to non-controlling shareholders.

3.	Rakuto Bio Technologies Ltd. ("RBT"):

RBT is an Israeli company engaged in the development of new skin brightening treatments. RBT products are distributed through the Group.

During the years 2007-2011, the Company invested an aggregate amount of $4,275 for consideration of 49.52% of RBT's fully diluted share capital.

On May 30, 2012, the Company entered into an agreement with RBT's shareholders pursuant to which the Company acquired all the remaining shares of RBT for: (i) an initial purchase price of $5,000, (ii) an additional $5,000 to be paid on May 30, 2013, (iii) certain milestone payments in the aggregate amount equal to $15,240 ("the contingent consideration"), (iv) the repayment of certain loan amounts provided by RBT to certain of its shareholders, and (v) the payment of 2.019% of annual net sales generated by RBT intellectual properties for an unlimited period.

The Company records the contingent consideration at fair value. Refer to Notes 2k and Note 4.

4.	Light Instruments Ltd. ("LI"):

On May 31, 2016, the Company signed a definitive agreement to sell its LI subsidiary for total consideration of approximately $ 5,850, subjects to certain post-closing adjustments and expenses. The Company recorded a net gain of $1,149 in the statements of operations under other expenses (income), net.